Stockholders’ Equity (Deficit) (Details) - $ / shares					3 Months Ended	12 Months Ended
	Dec. 31, 2022		Mar. 16, 2021	Mar. 11, 2021	Mar. 31, 2023	Dec. 31, 2022		May 06, 2023	Dec. 31, 2021		Mar. 08, 2021
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, shares issued	540,000					540,000
Redemption	2,960,098					2,960,098			25,000,000
Shares forfeited						733,400
Issued and outstanding ordinary shares percentage						20.00%
Reverse stock split				On March 11, 2021, the Company effected a 1.1-for-1 stock split.
Shares outstanding					733,400
Preferred stock, shares authorized	1,000,000				1,000,000	1,000,000			1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001				$ 0.0001	$ 0.0001			$ 0.0001
Aggregate converted basis percentage					20.00%
Preferred stock shares outstanding
Preferred stock shares issued
Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized					1,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001
Preferred stock shares outstanding
Preferred stock shares issued
Class A Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized	160,000,000				160,000,000	160,000,000			160,000,000
Common stock, par value (in Dollars per share)	$ 0.0001				$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued					5,000,000			5,000,000
Common stock, shares outstanding	540,000				5,540,000	540,000			540,000
Redemption	2,879,927					2,879,927			19,159,975
Common stock shares issued	540,000				5,540,000	540,000			540,000
Common stock excluding shares	2,960,098				1,436,589
Outstanding shares	540,000				5,000,000	540,000
Private placement shares					540,000
Class A Common Stock [Member] | Private Placement [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Shares issued	540,000					540,000
Class A Common Stock [Member] | First Extension [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Redemption					2,879,927
Class A Common Stock [Member] | Second Extension [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Redemption					19,159,975
Class A Common Stock [Member] | Third Extension [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Redemption					1,523,509
Class B Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized	40,000,000	[1]			40,000,000	40,000,000	[1]		40,000,000	[1]
Common stock, par value (in Dollars per share)	$ 0.0001	[1]			$ 0.0001	$ 0.0001	[1]		$ 0.0001	[1]
Common stock, shares issued								5,000,000
Common stock, shares outstanding	6,250,000	[1]			1,250,000	6,250,000	[1]		6,250,000	[1]
Shares forfeited			75,000		75,000	75,000
Issued and outstanding ordinary shares percentage					20.00%	20.00%
Shares outstanding			6,250,000
Common stock shares issued	6,250,000	[1]			1,250,000	6,250,000	[1]		6,250,000	[1]
Sponsor [Member] | Class B Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Aggregate of founder shares to independent directors											20,000

[1]	On March 16, 2021, 75,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).